UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXKJX | December 31, 2025
This annual shareholder report contains important information about the

Empower Mid Cap Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Institutional Class/MXKJX)	$ 72	0.69%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 8.69%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell Midcap
®
Value Index, which returned 11.05% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P. (“GSAM”).
GSAM Summary of Performance
Performance was affected by several investment themes during the period. Positioning associated with the “Themes and Trends” pillar detracted from performance, while exposure related to “High-Quality Business Models” and “Fundamental Mispricings” also weighed on results; positioning associated with the “Sentiment Analysis” pillar remained relatively flat. From a sector perspective, holdings within the materials sector were the top contributor to performance, with an overweight to the chemicals industry contributing significantly, including an overweight position in Coherent Corp., held primarily due to “Themes and Trends”-related factors, which performed well. Holdings within the consumer discretionary sector were the top detractor from performance, as an overweight position in the diversified consumer services industry was especially challenged, along with an underweight position in Robinhood Markets, Inc., held primarily due to “High-Quality Business Models”-related factors, which did not perform well.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Mid Cap Value Fund (Institutional Class/MXKJX)	8.69%	11.01%	9.78%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell Midcap ® Value Index	11.05%	9.83%	9.78%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,159M
Total number of portfolio holdings	224
Total advisory fee paid	$ 6.4M
Portfolio turnover rate as of the end of the reporting period	197%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Western Digital Corp	1.44%
AMETEK Inc	1.29%
Delta Air Lines Inc	1.17%
Synchrony Financial	1.17%
Ford Motor Co	1.16%
Vulcan Materials Co	1.08%
Southwest Airlines Co	1.01%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.01%
Mueller Industries Inc	0.99%
Tyson Foods Inc Class A	0.98%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporti ng period
.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to
view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Mid Cap Value Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXMVX | December 31, 2025
This annual shareholder report contains important information about the

Empower Mid Cap Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Investor Class/MXMVX)	$ 109	1.05%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 8.32%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell Midcap
®
Value Index, which returned 11.05% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P. (“GSAM”).
GSAM Summary of Performance
Performance was affected by several investment themes during the period. Positioning associated with the “Themes and Trends” pillar detracted from performance, while exposure related to “High-Quality Business Models” and “Fundamental Mispricings” also weighed on results; positioning associated with the “Sentiment Analysis” pillar remained relatively flat. From a sector perspective, holdings within the materials sector were the top contributor to performance, with an overweight to the chemicals industry contributing significantly, including an overweight position in Coherent Corp., held primarily due to “Themes and Trends”-related factors, which performed well. Holdings within the consumer discretionary sector were the top detractor from performance, as an overweight position in the diversified consumer services industry was especially challenged, along with an underweight position in Robinhood Markets, Inc., held primarily due to “High-Quality Business Models”-related factors, which did not perform well.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Mid Cap Value Fund (Investor Class/MXMVX)	8.32%	10.63%	9.40%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell Midcap ® Value Index	11.05%	9.83%	9.78%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,159M
Total number of portfolio holdings	224
Total advisory fee paid	$ 6.4M
Portfolio turnover rate as of the end of the reporting period	197%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Western Digital Corp	1.44%
AMETEK Inc	1.29%
Delta Air Lines Inc	1.17%
Synchrony Financial	1.17%
Ford Motor Co	1.16%
Vulcan Materials Co	1.08%
Southwest Airlines Co	1.01%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.01%
Mueller Industries Inc	0.99%
Tyson Foods Inc Class A	0.98%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the repor
ting perio
d.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Mid Cap 400
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Class L / MXBUX | December 31, 2025
This annual shareholder report contains important information about the

Empower S&P Mid Cap 400
®
Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Class L/MXBUX)	$ 83	0.80%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.69%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the S&P MidCap 400
®
Index, which returned 7.50% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backd
rop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Mid-cap stocks underperformed the overall market as interest rates and yields remained relatively high, which weighed on companies with higher leverage. Ciena Corp, a telecoms equipment provider, was the largest contributor to performance due to strong demand across its cloud and service provider segments and increased revenue tied to AI network infrastructure. Lumentum Holdings, a photonics company, also contributed to performance as demand for cloud and networking products supporting AI data centers remained strong. Sarepta Therapeutics, a biopharmaceutical company, detracted the most from performance amid weak sales and elevated safety concerns related to its gene therapy product ELEVIDYS. Avantor Sciences, a life sciences company, also detracted from performance where sales declines and significant goodwill impairment in its distribution reporting unit weighed on results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower S&P Mid Cap 400 ® Index Fund (Class L/MXBUX)	6.69%	8.23%	8.74%
Russell 3000 ® Index	17.15%	13.15%	14.23%
S&P MidCap 400 ® Index	7.50%	9.12%	9.56%
(a) Class L
inception date was April 7, 2017.
Results include the reinvestment of all dividends a
nd c
apital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,493M
Total number of portfolio holdings	405
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings
The tables below show the investment makeup of
the
Fund, representing percentage of the total investments

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Ciena Corp	1.01%
Coherent Corp	0.88%
Lumentum Holdings Inc	0.80%
Flex Ltd	0.68%
Twilio Inc Class A	0.66%
United Therapeutics Corp	0.64%
Pure Storage Inc Class A	0.64%
Casey's General Stores Inc	0.63%
Curtiss-Wright Corp	0.62%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Mid Cap 400
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXNZX | December 31, 2025
This annual shareholder report contains important information about the

Empower S&P Mid Cap 400
®
Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Institutional Class/MXNZX)	$ 19	0.19%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.35%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the S&P MidCap
400
®
Index, which returned 7.50% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Mid-cap stocks underperformed the overall market as interest rates and yields remained relatively high, which weighed on companies with higher leverage. Ciena Corp, a telecoms equipment provider, was the largest contributor to performance due to strong demand across its cloud and service provider segments and increased revenue tied to AI network infrastructure. Lumentum Holdings, a photonics company, also contributed to performance as demand for cloud and networking products supporting AI data centers remained strong. Sarepta Therapeutics, a biopharmaceutical company, detracted the most from performance amid weak sales and elevated safety concerns related to its gene therapy product ELEVIDYS. Avantor Sciences, a life sciences company, also detracted from performance where sales declines and significant goodwill impairment in its distribution reporting unit weighed on results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Mid Cap 400 ® Index Fund (Institutional Class/MXNZX)	7.35%	8.89%	10.51%
Russell 3000 ® Index	17.15%	13.15%	14.29%
S&P MidCap 400 ® Index	7.50%	9.12%	10.72%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,493M
Total number of portfolio holdings	405
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Ciena Corp	1.01%
Coherent Corp	0.88%
Lumentum Holdings Inc	0.80%
Flex Ltd	0.68%
Twilio Inc Class A	0.66%
United Therapeutics Corp	0.64%
Pure Storage Inc Class A	0.64%
Casey's General Stores Inc	0.63%
Curtiss-Wright Corp	0.62%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Mid Cap 400
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXMDX | December 31, 2025
This annual shareholder report contains important information about the

Empower S&P Mid Cap 400
®
Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Investor Class/MXMDX)	$ 56	0.54%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.94%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the S&P MidCap 400
®
Index, which returned 7.50% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Mid-cap stocks underperformed the overall market as interest rates and yields remained relatively high, which weighed on companies with higher leverage. Ciena Corp, a telecoms equipment provider, was the largest contributor to performance due to strong demand across its cloud and service provider segments and increased revenue tied to AI network infrastructure. Lumentum Holdings, a photonics company, also contributed to performance as dem and f
or cloud and networking products supporting AI data centers remained strong. Sarepta Therapeutics, a biopharmaceutical company, detracted the most from performance amid weak sales and elevated safety concerns related to its gene therapy product ELEVIDYS. Avantor Sciences, a life sciences company, also detracted from performance where sales declines and significant goodwill impairment in its distribution reporting unit weighed on results.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P Mid Cap 400 ® Index Fund (Investor Class/MXMDX)	6.94%	8.49%	10.10%
Russell 3000 ® Index	17.15%	13.15%	14.29%
S&P MidCap 400 ® Index	7.50%	9.12%	10.72%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,493M
Total number of portfolio holdings	405
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings
The tables below show the investm
ent makeu
p of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Ciena Corp	1.01%
Coherent Corp	0.88%
Lumentum Holdings Inc	0.80%
Flex Ltd	0.68%
Twilio Inc Class A	0.66%
United Therapeutics Corp	0.64%
Pure Storage Inc Class A	0.64%
Casey's General Stores Inc	0.63%
Curtiss-Wright Corp	0.62%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower T. Rowe Price Mid Cap Growth Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXYKX | December 31, 2025
This annual shareholder report contains important information about the

Empower T. Rowe Price Mid Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)	$ 68	0.66%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 3.31%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell Midcap
®
Growth Index, which returned 8.66% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: T. Rowe Price Investment Management, Inc. (“T. Rowe Price”).
T. Rowe Price Summary of Performance
Stock selection was a detractor to performance during the period. Stock selection in consumer staples and energy contributed to performance, though the impact in consumer staples was partially offset by an overweight allocation. In contrast, unfavorable stock selection in healthcare detracted from performance but was partially offset by an overweight exposure, while security selection in the industrials and business services sector also detracted from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)	3.31%	3.96%	10.02%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell Midcap ® Growth Index	8.66%	6.65%	12.49%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,011M
Total number of portfolio holdings	126
Total advisory fee paid	$ 12.4M
Portfolio turnover rate as of the end of the reporting period	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Hilton Worldwide Holdings Inc	2.47%
Agilent Technologies Inc	2.16%
PTC Inc	2.09%
Yum! Brands Inc	1.98%
Lattice Semiconductor Corp	1.93%
Mettler-Toledo International Inc	1.89%
Viking Holdings Ltd	1.76%
Assurant Inc	1.68%
Tyler Technologies Inc	1.67%
Liberty Media Corp / Liberty Formula One Class C	1.65%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the
reporting
period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower T. Rowe Price Mid Cap Growth Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXMGX | December 31, 2025
This annual shareholder report contains important information about the

Empower T. Rowe Price Mid Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)	$ 104	1.02%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 2.99%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Russell Midcap
®
Growth Index, which returned 8.66% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: T. Rowe Price Investment Management, Inc. (“T. Rowe Price”).
T. Rowe Price Summary of Performance
Stock selection was a detractor to performance during the period. Stock selection in consumer staples and energy contributed to performance, though the impact in consumer staples was partially offset by an overweight
allocation. In contrast, unfavorable stock selection in healthcare detracted from performance but was partially offset by an overweight exposure, while security selection in the industrials and business services sector also detracted from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)	2.99%	3.61%	9.64%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell Midcap ® Growth Index	8.66%	6.65%	12.49%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,011M
Total number of portfolio holdings	126
Total advisory fee paid	$ 12.4M
Portfolio turnover rate as of the end of the reporting period	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Hilton Worldwide Holdings Inc	2.47%
Agilent Technologies Inc	2.16%
PTC Inc	2.09%
Yum! Brands Inc	1.98%
Lattice Semiconductor Corp	1.93%
Mettler -Toledo International Inc	1.89%
Viking Holdings Ltd	1.76%
Assurant Inc	1.68%
Tyler Technologies Inc	1.67%
Liberty Media Corp / Liberty Formula One Class C	1.65%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,082,655 for fiscal year 2024 and $812,365 for fiscal year 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $265,941 for fiscal year 2024 and $50,574 for fiscal year 2025. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2024 and $0 for fiscal year 2025.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2024 equaled $2,094,252 and for fiscal year 2025 equaled $1,759,076.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund
Institutional Class Ticker / MXKJX	Institutional Class Ticker / MXNZX
Investor Class Ticker / MXMVX	Investor Class Ticker / MXMDX
Class L Ticker / MXBUX
Empower T. Rowe Price Mid Cap Growth Fund
Institutional Class / MXYKX
Investor Class Ticker / MXMGX
(the "Fund(s)")
Annual Report
December 31, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.47%
47,391	Anglogold Ashanti PLC	$ 4,041,504
330,323	Axalta Coating Systems Ltd(a)	10,672,736
15,572	Celanese Corp	658,384
84,320	DuPont de Nemours Inc	3,389,664
349,147	Element Solutions Inc	8,725,184
189,192	Freeport-McMoRan Inc	9,609,062
20,212	International Flavors & Fragrances Inc	1,362,087
9,307	Linde PLC	3,968,412
300,987	Mosaic Co	7,250,777
6,489	NewMarket Corp	4,459,630
64,659	Southern Copper Corp	9,276,627
		63,414,067
Communications — 5.43%
10,675	Airbnb Inc Class A(a)	1,448,811
6,625	Corning Inc	580,085
9,368	Expedia Group Inc	2,654,048
120,967	Fox Corp Class A	8,839,059
55,329	Fox Corp Class B	3,592,512
241,109	Iridium Communications Inc	4,190,474
31,356	Lyft Inc Class A(a)	607,366
120,467	Match Group Inc	3,889,880
159,467	New York Times Co Class A	11,070,199
76,977	News Corp Class A	2,010,639
31,587	Nexstar Media Group Inc	6,413,740
71,645	Omnicom Group Inc	5,785,334
10,362	Reddit Inc Class A(a)	2,381,913
8,542	Roku Inc(a)	926,722
20,404	Sirius XM Holdings Inc	407,978
39,398	T-Mobile US Inc	7,999,370
2,240	Zillow Group Inc Class C(a)	152,813
		62,950,943
Consumer, Cyclical — 14.32%
32,789	Allison Transmission Holdings Inc	3,210,043
257,178	Aramark	9,479,581
97,678	Birkenstock Holding PLC(a)	3,995,030
194,892	BorgWarner Inc	8,781,834
85,383	Brunswick Corp	6,338,834
133,250	Carnival Corp(a)	4,069,455
19,195	Casey's General Stores Inc	10,609,268
194,305	Delta Air Lines Inc	13,484,767
133,575	Dolby Laboratories Inc Class A	8,578,187
25,184	Dollar General Corp	3,343,680
40,393	DR Horton Inc	5,817,804
37,402	Ferguson Enterprises Inc	8,326,807
31,722	Five Below Inc(a)	5,975,156
1,013,667	Ford Motor Co	13,299,311
38,256	GameStop Corp Class A(a)(b)	768,181
90,804	Gentex Corp	2,113,009
5,954	Lithia Motors Inc	1,978,693
63,900	Macy's Inc	1,408,995
Shares		Fair Value
Consumer, Cyclical — (continued)
382	NVR Inc(a)	$ 2,785,838
60,276	Ollie's Bargain Outlet Holdings Inc(a)	6,606,852
18,377	PACCAR Inc	2,012,465
66,257	PulteGroup Inc	7,769,296
27,921	Ralph Lauren Corp	9,873,145
280,727	Southwest Airlines Co	11,602,447
54,198	Thor Industries Inc	5,564,509
28,835	Travel + Leisure Co	2,033,733
54,888	United Airlines Holdings Inc(a)	6,137,576
		165,964,496
Consumer, Non-Cyclical — 16.97%
155,134	ADT Inc	1,251,931
13,805	Albertsons Cos Inc Class A	237,032
154,312	BioMarin Pharmaceutical Inc(a)	9,170,762
33,981	Bio-Techne Corp	1,998,423
2,873	Boston Beer Co Inc Class A(a)	560,609
90,863	Boston Scientific Corp(a)	8,663,787
84,986	Bright Horizons Family Solutions Inc(a)	8,617,580
123,364	Certara Inc(a)	1,086,837
13,126	Chemed Corp	5,616,090
28,514	Coca-Cola Co	1,993,414
77,837	Corteva Inc	5,217,414
34,559	CVS Health Corp	2,742,602
34,886	elf Beauty Inc(a)	2,652,732
78,128	Encompass Health Corp	8,292,506
110,350	Envista Holdings Corp(a)	2,395,699
37,969	Equifax Inc	8,238,514
58,083	Exelixis Inc(a)	2,545,778
122,933	GE HealthCare Technologies Inc	10,082,965
110,204	General Mills Inc	5,124,486
29,921	Grand Canyon Education Inc(a)	4,976,161
31,104	Illumina Inc(a)	4,079,601
9,889	Ingredion Inc	1,090,361
37,776	IQVIA Holdings Inc(a)	8,515,088
20,765	Labcorp Holdings Inc	5,209,523
13,636	MarketAxess Holdings Inc	2,471,525
24,120	Medtronic PLC	2,316,967
3,849	Moderna Inc(a)	113,507
197,528	Organon & Co	1,416,276
55,041	Philip Morris International Inc	8,828,576
394,886	Primo Brands Corp	6,456,386
9,777	Procter & Gamble Co	1,401,142
56,795	Quest Diagnostics Inc	9,855,636
11,939	Regeneron Pharmaceuticals Inc	9,215,356
31,782	Tenet Healthcare Corp(a)	6,315,719
192,387	Tyson Foods Inc Class A	11,277,726
6,474	UnitedHealth Group Inc	2,137,132
44,282	Universal Health Services Inc Class B	9,654,361
17,137	US Foods Holding Corp(a)	1,290,759

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
65,107	Viking Therapeutics Inc(a)(b)	$ 2,290,464
19,145	West Pharmaceutical Services Inc	5,267,556
40,384	WEX Inc(a)	6,016,408
		196,685,391
Energy — 4.64%
222,671	Antero Resources Corp(a)	7,673,242
215,105	APA Corp	5,261,468
10,739	Cheniere Energy Inc	2,087,554
38,273	Chevron Corp	5,833,188
55,333	ConocoPhillips	5,179,722
15,270	EOG Resources Inc	1,603,503
6,311	First Solar Inc(a)	1,648,623
118,198	Halliburton Co	3,340,276
28,996	Marathon Petroleum Corp	4,715,619
12,775	Matador Resources Co	542,171
637,782	NOV Inc	9,968,533
36,047	Valero Energy Corp	5,868,091
		53,721,990
Financial — 24.29%
39,297	Agree Realty Corp REIT	2,830,563
183,925	Alexandria Real Estate Equities Inc REIT	9,001,289
178,488	American Homes 4 Rent Class A REIT	5,729,465
74,990	Annaly Capital Management Inc REIT	1,676,776
157,373	Bank of America Corp	8,655,515
61,076	Bank of New York Mellon Corp	7,090,313
92,691	Camden Property Trust REIT	10,203,425
111,857	Citizens Financial Group Inc	6,533,568
29,162	CME Group Inc	7,963,559
27,188	CNA Financial Corp	1,297,952
20,238	Coinbase Global Inc Class A(a)	4,576,621
62,827	Commerce Bancshares Inc	3,288,365
107,028	Corebridge Financial Inc	3,229,035
72,337	CubeSmart REIT	2,607,749
32,707	Cullen/Frost Bankers Inc	4,141,687
40,398	Digital Realty Trust Inc REIT	6,249,974
6,088	Equinix Inc REIT	4,664,382
14,867	Equity LifeStyle Properties Inc REIT	901,089
53,268	Equity Residential REIT	3,358,015
7,578	Erie Indemnity Co Class A(b)	2,172,234
29,420	Evercore Inc Class A	10,010,155
1,821	F&G Annuities & Life Inc	56,191
23,996	Federal Realty Investment Trust REIT	2,418,797
30,357	Fidelity National Financial Inc	1,657,189
141,686	First American Financial Corp	8,705,188
146,418	First Hawaiian Inc	3,704,375
42,730	First Industrial Realty Trust Inc REIT	2,447,147
Shares		Fair Value
Financial — (continued)
242,895	FNB Corp	$ 4,153,504
115,927	Healthcare Realty Trust Inc REIT	1,964,963
490,525	Healthpeak Properties Inc REIT	7,887,642
51,604	Highwoods Properties Inc REIT	1,332,415
101,731	Host Hotels & Resorts Inc REIT	1,803,691
10,363	Houlihan Lokey Inc	1,805,131
344,225	Huntington Bancshares Inc	5,972,304
153,335	Invesco Ltd	4,028,110
191,398	Invitation Homes Inc REIT	5,318,950
46,738	Kemper Corp	1,894,758
103,088	Loews Corp	10,856,197
5,035	MetLife Inc	397,463
62,993	National Storage Affiliates Trust REIT	1,777,033
146,660	OneMain Holdings Inc	9,906,883
807,564	Park Hotels & Resorts Inc REIT(b)	8,447,120
3,411	PNC Financial Services Group Inc	711,978
110,887	Principal Financial Group Inc	9,781,342
86,557	Prudential Financial Inc	9,770,554
17,110	Public Storage REIT	4,440,045
9,840	Raymond James Financial Inc	1,580,206
1,162	Reinsurance Group of America Inc	236,421
20,259	RenaissanceRe Holdings Ltd	5,696,020
75,116	RLI Corp	4,805,922
75,215	Rocket Cos Inc Class A	1,456,162
20,197	SBA Communications Corp REIT	3,906,706
206,866	SoFi Technologies Inc(a)	5,415,752
76,802	Stifel Financial Corp	9,617,147
160,559	Synchrony Financial	13,395,438
70,544	Tradeweb Markets Inc Class A	7,586,302
69,990	VICI Properties Inc REIT	1,968,119
10,778	Voya Financial Inc	802,853
319,231	Weyerhaeuser Co REIT	7,562,582
		281,450,331
Industrial — 13.40%
71,812	AMETEK Inc	14,743,722
22,493	ATI Inc(a)	2,581,297
142,833	Carrier Global Corp	7,547,295
46,305	Clean Harbors Inc(a)	10,857,596
58,445	Coherent Corp(a)	10,787,194
69,295	Crown Holdings Inc	7,135,306
1,828	Eaton Corp PLC	582,236
19,265	Entegris Inc	1,623,076
32,905	Everus Construction Group Inc(a)	2,815,352
18,638	Flowserve Corp	1,293,105
283,000	Graphic Packaging Holding Co	4,261,980

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Industrial — (continued)
20,776	ITT Inc	$ 3,604,844
19,199	Keysight Technologies Inc(a)	3,901,045
88,923	Kirby Corp(a)	9,797,536
29,248	MasTec Inc(a)	6,357,638
189	Mettler-Toledo International Inc(a)	263,502
99,009	Mueller Industries Inc	11,366,233
26,693	Nordson Corp	6,417,798
60,980	Oshkosh Corp	7,660,917
86,448	Otis Worldwide Corp	7,551,233
9,039	Owens Corning	1,011,555
46,450	RTX Corp	8,518,930
18,984	Snap-on Inc	6,541,886
11,711	Tetra Tech Inc	392,787
20,774	Toro Co	1,635,329
18,719	Universal Display Corp	2,186,005
43,351	Vulcan Materials Co	12,364,572
11,131	XPO Inc(a)	1,512,814
		155,312,783
Technology — 8.65%
38,925	Allegro MicroSystems Inc(a)	1,026,842
68,792	Amentum Holdings Inc(a)	1,994,968
17,347	CACI International Inc Class A(a)	9,242,655
92,822	DXC Technology Co(a)	1,359,842
7,467	Intuit Inc	4,946,290
97,459	Kyndryl Holdings Inc(a)	2,588,511
111,003	Microchip Technology Inc	7,073,111
23,370	Micron Technology Inc	6,670,031
14,058	Microsoft Corp	6,798,730
22,245	MKS Inc	3,554,751
12,225	Oracle Corp	2,382,775
113,071	Parsons Corp(a)	6,987,788
28,977	Pegasystems Inc(b)	1,730,507
6,989	Roper Technologies Inc	3,111,013
50,785	Rubrik Inc Class A(a)	3,884,037
18,537	Sandisk Corp(a)	4,400,313
121,551	SS&C Technologies Holdings Inc	10,625,988
Shares		Fair Value
Technology — (continued)
176,428	Teradata Corp(a)	$ 5,370,468
95,703	Western Digital Corp	16,486,756
		100,235,376
Utilities — 4.89%
683,750	AES Corp	9,804,975
25,218	Ameren Corp	2,518,270
65,089	Atmos Energy Corp	10,910,869
85,106	DTE Energy Co	10,976,972
3,376	IDACORP Inc	427,267
424,825	PG&E Corp	6,826,938
63,582	Pinnacle West Capital Corp	5,639,723
119,061	Public Service Enterprise Group Inc	9,560,598
		56,665,612
TOTAL COMMON STOCK — 98.06% (Cost $1,097,674,949)		$1,136,400,989
GOVERNMENT MONEY MARKET MUTUAL FUNDS
11,619,143	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.71%(d)	11,619,143
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.00% (Cost $11,619,143)		$11,619,143
TOTAL INVESTMENTS — 99.06% (Cost $1,109,294,092)		$1,148,020,132
OTHER ASSETS & LIABILITIES, NET — 0.94%		$10,927,417
TOTAL NET ASSETS — 100.00%		$1,158,947,549

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2025.
REIT	Real Estate Investment Trust
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P Mid 400® Emini Futures	48	USD	15,961	Mar 2026	$(277,314)
				Net Depreciation	$(277,314)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.14%
117,940	Alcoa Corp	$ 6,267,332
20,817	Ashland Inc	1,221,333
99,569	Axalta Coating Systems Ltd(a)	3,217,074
24,474	Cabot Corp	1,622,137
23,183	Carpenter Technology Corp	7,298,936
262,843	Cleveland-Cliffs Inc(a)	3,490,555
51,480	Commercial Metals Co	3,563,446
308,318	Hecla Mining Co	5,916,623
60,858	MP Materials Corp(a)(b)	3,074,546
3,558	NewMarket Corp	2,445,271
52,452	Olin Corp	1,092,575
24,384	Reliance Inc	7,043,806
37,266	Royal Gold Inc	8,283,859
59,725	RPM International Inc	6,211,400
14,948	Westlake Corp	1,105,255
		61,854,148
Communications — 3.46%
104,380	Chewy Inc Class A(a)	3,449,759
65,039	Ciena Corp(a)	15,210,671
62,256	EchoStar Corp Class A(a)	6,767,227
115,539	Frontier Communications Parent Inc(a)	4,398,570
95,363	Hims & Hers Health Inc(a)	3,096,437
84,795	Maplebear Inc(a)	3,814,079
73,925	New York Times Co Class A	5,131,873
12,911	Nexstar Media Group Inc	2,621,579
277,078	Pinterest Inc Class A(a)	7,173,549
		51,663,744
Consumer, Cyclical — 13.50%
21,703	Abercrombie & Fitch Co Class A(a)	2,731,757
53,227	Alaska Air Group Inc(a)	2,677,318
300,453	American Airlines Group Inc(a)	4,605,944
122,623	Aramark	4,519,884
32,400	Autoliv Inc	3,845,880
12,644	AutoNation Inc(a)	2,610,733
97,039	Bath & Body Works Inc	1,948,543
60,413	BJ's Wholesale Club Holdings Inc(a)	5,438,982
98,805	BorgWarner Inc	4,452,153
26,593	Boyd Gaming Corp	2,266,787
29,923	Brunswick Corp	2,221,484
28,689	Burlington Stores Inc(a)	8,286,818
54,454	Capri Holdings Ltd(a)	1,328,678
17,184	Casey's General Stores Inc	9,497,769
46,211	Cava Group Inc(a)(b)	2,712,124
10,072	Choice Hotels International Inc(b)	959,459
30,806	Churchill Downs Inc	3,505,107
11,333	Columbia Sportswear Co(b)	624,335
88,523	Core & Main Inc Class A(a)	4,600,540
24,111	Crocs Inc(a)	2,061,973
30,776	Dick's Sporting Goods Inc	6,092,725
Shares		Fair Value
Consumer, Cyclical — (continued)
27,975	Dolby Laboratories Inc Class A	$ 1,796,555
17,584	FirstCash Holdings Inc	2,802,538
25,082	Five Below Inc(a)	4,724,445
49,022	Floor & Decor Holdings Inc Class A(a)	2,984,950
191,223	GameStop Corp Class A(a)(b)	3,839,758
101,226	Gap Inc	2,591,386
102,413	Gentex Corp	2,383,150
127,757	Goodyear Tire & Rubber Co(a)	1,119,151
56,256	Harley-Davidson Inc	1,152,685
28,518	Hilton Grand Vacations Inc(a)	1,276,180
19,108	Hyatt Hotels Corp Class A(b)	3,063,395
29,773	KB Home	1,679,495
24,356	Lear Corp	2,791,198
11,220	Lithia Motors Inc	3,728,742
125,756	Macy's Inc	2,772,920
142,322	Mattel Inc(a)	2,823,668
20,308	MSC Industrial Direct Co Inc Class A	1,707,903
7,869	Murphy USA Inc	3,175,299
27,973	Ollie's Bargain Outlet Holdings Inc(a)	3,066,121
8,440	Penske Automotive Group Inc	1,335,968
38,200	Planet Fitness Inc Class A(a)	4,143,554
25,241	Polaris Inc	1,596,493
21,864	PVH Corp	1,465,325
85,730	RB Global Inc	8,819,045
6,911	RH(a)	1,238,106
20,644	Scotts Miracle-Gro Co	1,204,577
97,124	Somnigroup International Inc	8,671,231
45,724	Taylor Morrison Home Corp(a)	2,691,772
30,948	Texas Roadhouse Inc	5,137,368
24,238	Thor Industries Inc	2,488,515
44,456	Toll Brothers Inc	6,011,340
30,257	Travel + Leisure Co	2,134,026
17,010	Vail Resorts Inc(b)	2,258,928
150,855	VF Corp	2,727,458
11,961	Visteon Corp	1,137,491
65,568	Warner Music Group Corp Class A	2,010,971
16,193	Watsco Inc(b)	5,456,231
22,390	WESCO International Inc	5,477,489
25,334	Whirlpool Corp(b)	1,827,595
12,716	Wingstop Inc	3,032,639
35,078	Wyndham Hotels & Resorts Inc	2,650,494
35,517	YETI Holdings Inc(a)	1,568,786
		201,553,934
Consumer, Non-Cyclical — 14.84%
183,605	Albertsons Cos Inc Class A	3,152,498
169,167	API Group Corp(a)	6,472,329
310,438	Avantor Inc(a)	3,557,619
7,696	Avis Budget Group Inc(a)(b)	987,551
57,856	BellRing Brands Inc(a)	1,546,491

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
89,806	BioMarin Pharmaceutical Inc(a)	$ 5,337,170
8,473	Bio-Rad Laboratories Inc Class A(a)	2,567,234
55,901	Booz Allen Hamilton Holding Corp	4,715,809
3,473	Boston Beer Co Inc Class A(a)	677,687
19,134	Brink's Co	2,233,512
50,394	Bruker Corp	2,374,061
73,670	Celsius Holdings Inc(a)	3,369,666
6,665	Chemed Corp	2,851,687
26,378	Coca-Cola Consolidated Inc	4,043,747
182,128	Coty Inc Class A(a)	560,954
54,407	Cytokinetics Inc(a)	3,457,021
72,052	Darling Ingredients Inc(a)	2,593,872
90,792	DENTSPLY SIRONA Inc	1,037,753
229,050	Elanco Animal Health Inc(a)	5,183,402
27,330	elf Beauty Inc(a)	2,078,173
47,058	Encompass Health Corp	4,994,736
26,576	Ensign Group Inc	4,629,539
77,213	Envista Holdings Corp(a)	1,676,294
18,519	Euronet Worldwide Inc(a)	1,409,481
123,970	Exelixis Inc(a)	5,433,605
88,829	Flowers Foods Inc	966,460
13,991	FTI Consulting Inc(a)	2,390,083
51,456	Globus Medical Inc Class A(a)	4,492,623
1,626	Graham Holdings Co Class B	1,786,324
12,743	Grand Canyon Education Inc(a)	2,119,288
58,593	H&R Block Inc	2,553,483
21,509	Haemonetics Corp(a)	1,723,946
53,894	Halozyme Therapeutics Inc(a)	3,627,066
39,466	HealthEquity Inc(a)	3,615,480
70,966	Illumina Inc(a)	9,307,901
29,298	Ingredion Inc	3,230,398
28,078	Jazz Pharmaceuticals PLC(a)	4,773,260
31,519	Lantheus Holdings Inc(a)	2,097,589
23,776	LivaNova PLC(a)	1,462,937
9,401	Marzetti Co	1,545,712
21,341	Masimo Corp(a)	2,775,611
10,228	Medpace Holdings Inc(a)	5,744,556
11,311	Morningstar Inc	2,457,994
46,157	Neurocrine Biosciences Inc(a)	6,546,447
74,598	Option Care Health Inc(a)	2,376,692
20,608	Paylocity Holding Corp(a)	3,142,720
18,189	Penumbra Inc(a)	5,655,142
72,662	Performance Food Group Co(a)	6,533,767
20,144	Pilgrim's Pride Corp	785,415
22,066	Post Holdings Inc(a)	2,185,637
24,414	Repligen Corp(a)	4,000,478
201,672	Roivant Sciences Ltd(a)	4,376,283
64,495	Service Corp International	5,028,675
30,738	Shift4 Payments Inc Class A(a)(b)	1,935,572
95,992	Sotera Health Co(a)	1,693,299
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
45,427	Sprouts Farmers Market Inc(a)	$ 3,619,169
40,698	Tenet Healthcare Corp(a)	8,087,506
89,740	TransUnion	7,695,205
33,726	UL Solutions Inc Class A	2,659,632
19,886	United Therapeutics Corp(a)	9,689,454
103,567	US Foods Holding Corp(a)	7,800,666
57,908	Valvoline Inc(a)	1,682,807
15,601	WEX Inc(a)	2,324,237
		221,431,405
Energy — 4.31%
152,822	Antero Midstream Corp	2,718,703
136,617	Antero Resources Corp(a)	4,707,822
26,311	Chord Energy Corp	2,439,030
35,507	Civitas Resources Inc	961,885
62,269	CNX Resources Corp(a)	2,289,631
46,373	DT Midstream Inc	5,549,920
72,959	HF Sinclair Corp	3,361,951
53,046	Matador Resources Co	2,251,272
61,116	Murphy Oil Corp	1,909,875
68,336	Nextpower Inc Class A(a)	5,952,749
171,174	NOV Inc	2,675,450
118,350	Ovintiv Inc	4,638,136
37,652	PBF Energy Inc Class A	1,021,122
323,054	Permian Resources Corp	4,532,448
108,869	Range Resources Corp	3,838,721
187,670	TechnipFMC PLC	8,362,575
29,787	Valaris Ltd(a)	1,501,265
77,718	Viper Energy Inc Class A	3,002,246
33,054	Weatherford International PLC	2,586,806
		64,301,607
Financial — 22.21%
12,951	Affiliated Managers Group Inc	3,733,514
52,817	Agree Realty Corp REIT	3,804,409
129,353	Ally Financial Inc	5,858,397
31,969	American Financial Group Inc	4,369,523
151,853	American Homes 4 Rent Class A REIT	4,874,481
316,492	Annaly Capital Management Inc REIT	7,076,761
74,412	Associated Banc-Corp	1,916,853
48,132	Bank OZK	2,215,035
26,154	Brighthouse Financial Inc(a)	1,694,518
139,431	Brixmor Property Group Inc REIT	3,655,881
84,908	Cadence Bank	3,637,459
119,928	Carlyle Group Inc	7,088,944
45,165	CNO Financial Group Inc	1,918,158
137,768	Columbia Banking System Inc	3,850,615
59,868	Comerica Inc	5,204,325
60,239	Commerce Bancshares Inc	3,152,909

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Financial — (continued)
51,318	COPT Defense Properties REIT	$ 1,426,640
123,652	Corebridge Financial Inc	3,730,581
76,495	Cousins Properties Inc REIT	1,972,041
107,065	CubeSmart REIT	3,859,693
29,288	Cullen/Frost Bankers Inc	3,708,739
64,097	East West Bancorp Inc	7,203,862
24,638	EastGroup Properties Inc REIT	4,389,013
34,655	EPR Properties REIT	1,729,285
133,197	Equitable Holdings Inc	6,346,837
89,317	Equity LifeStyle Properties Inc REIT	5,413,504
46,196	Essent Group Ltd	3,003,202
17,800	Evercore Inc Class A	6,056,450
7,077	F&G Annuities & Life Inc	218,318
34,376	Federated Hermes Inc	1,789,958
117,946	Fidelity National Financial Inc	6,438,672
46,878	First American Financial Corp	2,880,184
58,652	First Financial Bankshares Inc	1,751,935
229,077	First Horizon Corp	5,474,940
60,316	First Industrial Realty Trust Inc REIT	3,454,297
138,041	Flagstar Bank NA	1,737,936
163,916	FNB Corp	2,802,964
130,702	Gaming & Leisure Properties Inc REIT	5,841,073
60,297	Glacier Bancorp Inc	2,656,083
18,599	Hamilton Lane Inc Class A	2,498,032
39,016	Hancock Whitney Corp	2,484,539
16,362	Hanover Insurance Group Inc	2,990,483
160,097	Healthcare Realty Trust Inc REIT	2,713,644
83,661	Home BancShares Inc	2,324,103
25,260	Houlihan Lokey Inc	4,400,039
112,276	Independence Realty Trust Inc REIT	1,962,584
24,347	International Bancshares Corp	1,617,615
57,423	Janus Henderson Group PLC	2,731,612
76,177	Jefferies Financial Group Inc	4,720,689
21,784	Jones Lang LaSalle Inc(a)	7,329,662
27,405	Kemper Corp	1,110,999
50,872	Kilroy Realty Corp REIT(b)	1,901,087
10,375	Kinsale Capital Group Inc	4,057,870
100,139	Kite Realty Group Trust REIT	2,400,332
39,941	Lamar Advertising Co Class A REIT	5,055,732
103,854	MGIC Investment Corp	3,034,614
33,654	National Storage Affiliates Trust REIT	949,379
88,144	NNN Inc REIT	3,493,147
161,422	Old National Bancorp	3,601,325
103,592	Old Republic International Corp	4,727,939
135,576	Omega Healthcare Investors Inc REIT	6,011,440
Shares		Fair Value
Financial — (continued)
90,689	Park Hotels & Resorts Inc REIT	$ 948,607
35,022	Pinnacle Financial Partners Inc	3,341,449
34,449	PotlatchDeltic Corp REIT	1,370,381
14,970	Primerica Inc	3,867,649
43,408	Prosperity Bancshares Inc	2,999,927
66,988	Rayonier Inc REIT	1,450,290
30,795	Reinsurance Group of America Inc	6,265,551
21,306	RenaissanceRe Holdings Ltd	5,990,395
107,571	Rexford Industrial Realty Inc REIT	4,165,149
42,442	RLI Corp	2,715,439
52,182	Ryan Specialty Holdings Inc	2,694,157
116,290	Sabra Health Care Inc REIT	2,202,533
43,101	SEI Investments Co	3,535,144
27,687	Selective Insurance Group Inc	2,316,571
95,604	SLM Corp	2,587,044
46,289	SouthState Bank Corp	4,356,258
85,017	STAG Industrial Inc REIT	3,125,225
159,913	Starwood Property Trust Inc REIT	2,880,033
47,139	Stifel Financial Corp	5,902,745
63,330	Synovus Financial Corp	3,169,667
20,912	Texas Capital Bancshares Inc(a)	1,893,372
32,511	UMB Financial Corp	3,740,065
64,564	United Bankshares Inc	2,479,258
72,034	Unum Group	5,582,635
216,982	Valley National Bancorp	2,534,350
76,078	Vornado Realty Trust REIT	2,531,876
43,868	Voya Financial Inc	3,267,727
74,750	Webster Financial Corp	4,704,765
47,643	Western Alliance Bancorp	4,005,347
30,491	Wintrust Financial Corp	4,263,252
101,934	WP Carey Inc REIT	6,560,472
67,229	Zions Bancorp NA	3,935,586
		331,437,774
Industrial — 22.87%
30,766	AAON Inc	2,345,908
13,943	Acuity Inc	5,020,038
33,005	Advanced Drainage Systems Inc	4,780,114
61,475	AECOM	5,860,412
14,703	AeroVironment Inc(a)	3,556,509
28,201	AGCO Corp	2,941,928
17,350	Applied Industrial Technologies Inc	4,454,959
30,948	AptarGroup Inc	3,774,418
23,632	Arrow Electronics Inc(a)	2,603,774
63,448	ATI Inc(a)	7,281,292
41,450	Avient Corp	1,294,898
38,203	Avnet Inc	1,836,800
17,994	Belden Inc	2,097,201
42,598	BWX Technologies Inc	7,362,638
19,265	Carlisle Cos Inc	6,162,103

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Industrial — (continued)
20,423	Chart Industries Inc(a)	$ 4,211,835
23,542	Clean Harbors Inc(a)	5,520,128
408,698	CNH Industrial NV	3,768,196
76,474	Cognex Corp	2,751,535
72,396	Coherent Corp(a)	13,362,130
22,265	Crane Co	4,106,334
53,720	Crown Holdings Inc	5,531,548
17,052	Curtiss-Wright Corp	9,400,256
54,449	Donaldson Co Inc	4,827,448
13,208	Dycom Industries Inc(a)	4,462,983
15,165	Eagle Materials Inc	3,134,302
17,225	EnerSys	2,527,769
70,638	Entegris Inc	5,951,251
25,961	Esab Corp	2,900,363
23,121	Exponent Inc	1,605,985
16,528	Fabrinet(a)	7,524,868
171,143	Flex Ltd(a)	10,340,460
59,556	Flowserve Corp	4,131,995
75,016	Fluor Corp(a)	2,972,884
54,787	Fortune Brands Innovations Inc	2,740,446
16,264	GATX Corp	2,758,374
77,704	Graco Inc	6,369,397
137,470	Graphic Packaging Holding Co	2,070,298
12,696	Greif Inc Class A	859,519
52,126	GXO Logistics Inc(a)	2,743,913
36,633	Hexcel Corp	2,707,179
39,288	ITT Inc	6,816,861
25,557	Kirby Corp(a)	2,815,870
25,809	Knife River Corp(a)	1,815,663
73,825	Knight-Swift Transportation Holdings Inc	3,859,571
77,954	Kratos Defense & Security Solutions Inc(a)	5,917,488
15,920	Landstar System Inc	2,287,704
25,386	Lincoln Electric Holdings Inc	6,083,501
11,259	Littelfuse Inc	2,847,626
28,215	Louisiana-Pacific Corp	2,278,643
28,367	MasTec Inc(a)	6,166,135
21,544	Middleby Corp(a)	3,202,946
16,908	MSA Safety Inc	2,707,647
51,295	Mueller Industries Inc	5,888,666
16,387	Novanta Inc(a)	1,949,889
74,202	nVent Electric PLC	7,566,378
29,326	Oshkosh Corp	3,684,225
38,478	Owens Corning	4,306,073
14,640	RBC Bearings Inc(a)	6,565,015
30,221	Regal Rexnord Corp	4,240,611
18,834	Ryder System Inc	3,604,639
12,134	Saia Inc(a)	3,961,994
66,645	Sensata Technologies Holding PLC	2,218,612
41,064	Silgan Holdings Inc	1,657,754
19,056	Simpson Manufacturing Co Inc	3,076,972
44,932	Sonoco Products Co	1,960,833
22,968	SPX Technologies Inc(a)	4,594,978
14,027	Sterling Infrastructure Inc(a)	4,295,488
Shares		Fair Value
Industrial — (continued)
35,355	TD SYNNEX Corp	$ 5,311,382
29,885	Terex Corp	1,595,261
120,044	Tetra Tech Inc	4,026,276
29,004	Timken Co	2,440,107
12,885	TopBuild Corp(a)	5,375,493
45,475	Toro Co	3,579,792
48,849	Trex Co Inc(a)	1,713,623
27,514	UFP Industries Inc	2,505,150
20,136	Universal Display Corp	2,351,482
9,144	Valmont Industries Inc	3,678,814
67,379	Vontier Corp	2,505,151
12,493	Watts Water Technologies Inc Class A	3,448,318
27,668	Woodward Inc	8,364,590
54,728	XPO Inc(a)	7,438,082
		341,359,691
Technology — 10.58%
59,556	Allegro MicroSystems Inc(a)	1,571,087
52,797	Amkor Technology Inc	2,084,426
10,499	Appfolio Inc Class A(a)	2,442,592
19,954	ASGN Inc(a)	961,184
68,781	Bentley Systems Inc Class B	2,625,027
42,718	BILL Holdings Inc(a)	2,329,840
16,609	Blackbaud Inc(a)	1,051,682
10,302	CACI International Inc Class A(a)	5,489,009
24,211	Cirrus Logic Inc(a)	2,869,003
20,102	Commvault Systems Inc(a)	2,519,987
22,294	Concentrix Corp	926,985
21,829	Crane NXT Co	1,027,491
94,026	Docusign Inc(a)	6,431,378
62,976	Doximity Inc Class A(a)	2,788,577
80,617	Dropbox Inc Class A(a)	2,241,153
18,226	Duolingo Inc(a)	3,198,663
139,104	Dynatrace Inc(a)	6,028,767
74,118	ExlService Holdings Inc(a)	3,145,568
73,294	Genpact Ltd	3,428,693
39,329	Guidewire Software Inc(a)	7,905,522
12,702	IPG Photonics Corp(a)	909,463
59,104	KBR Inc	2,375,981
106,008	Kyndryl Holdings Inc(a)	2,815,573
62,644	Lattice Semiconductor Corp(a)	4,609,346
32,845	Lumentum Holdings Inc(a)	12,106,338
29,492	MACOM Technology Solutions Holdings Inc(a)	5,051,390
28,353	Manhattan Associates Inc(a)	4,913,859
25,671	Maximus Inc	2,215,921
30,556	MKS Inc	4,882,849
123,366	Nutanix Inc Class A(a)	6,376,788
77,544	Okta Inc(a)	6,705,230
22,265	Onto Innovation Inc(a)	3,514,753
24,756	Parsons Corp(a)	1,529,921
42,721	Pegasystems Inc(b)	2,551,298
144,066	Pure Storage Inc Class A(a)	9,653,863
16,549	Qualys Inc(a)	2,199,362
49,868	Rambus Inc(a)	4,582,370

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Technology — (continued)
21,488	Science Applications International Corp	$ 2,162,982
14,839	Silicon Laboratories Inc(a)	1,939,457
17,152	Synaptics Inc(a)	1,269,591
70,313	Twilio Inc Class A(a)	10,001,321
195,252	UiPath Inc Class A(a)	3,200,180
130,112	ZoomInfo Technologies Inc(a)	1,323,239
		157,957,709
Utilities — 3.25%
35,139	Black Hills Corp	2,439,349
130,254	Essential Utilities Inc	4,996,543
24,610	IDACORP Inc	3,114,642
41,161	National Fuel Gas Co	3,295,350
45,726	New Jersey Resources Corp	2,108,883
27,963	Northwestern Energy Group Inc	1,804,732
93,330	OGE Energy Corp	3,985,191
28,338	ONE Gas Inc	2,189,111
28,350	Ormat Technologies Inc	3,131,825
51,981	Portland General Electric Co	2,494,568
29,971	Southwest Gas Holdings Inc	2,398,279
26,886	Spire Inc	2,223,472
20,954	Talen Energy Corp(a)	7,854,398
46,039	TXNM Energy Inc	2,710,776
99,732	UGI Corp	3,732,969
		48,480,088
TOTAL COMMON STOCK — 99.16% (Cost $1,262,682,819)		$1,480,040,100
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
24,588,971	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.71%(d)	$ 24,588,971
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.65% (Cost $24,588,971)		$24,588,971
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.55%
8,218,400	U.S. Treasury Bills(b)(e) 3.62%,	8,162,555
TOTAL SHORT TERM INVESTMENTS — 0.55% (Cost $8,162,555)		$8,162,555
TOTAL INVESTMENTS — 101.36% (Cost $1,295,434,345)		$1,512,791,626
OTHER ASSETS & LIABILITIES, NET — (1.36)%		$(20,228,292)
TOTAL NET ASSETS — 100.00%		$1,492,563,334

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P Mid 400® Emini Futures	42	USD	13,966	Mar 2026	$(209,823)
				Net Depreciation	$(209,823)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Communications — 4.02%
36,100	Corning Inc	$ 3,160,916
326,650	Liberty Media Corp / Liberty Formula One Class C(a)	32,178,291
30,000	Maplebear Inc(a)	1,349,400
327,800	New York Times Co Class A	22,755,876
69,386	Reddit Inc Class A(a)	15,949,760
142,917	Trade Desk Inc Class A(a)	5,425,129
		80,819,372
Consumer, Cyclical — 21.65%
587,591	Aurora Innovations Inc(a)(b)	2,256,348
354,076	Birkenstock Holding PLC(a)(b)	14,481,709
98,870	Burlington Stores Inc(a)	28,558,600
28,111	Casey's General Stores Inc	15,537,231
250,870	Dollar Tree Inc(a)	30,859,519
74,204	Domino's Pizza Inc	30,929,711
420,700	DraftKings Inc Class A(a)	14,497,322
102,600	Ferguson Enterprises Inc	22,841,838
167,900	Hilton Worldwide Holdings Inc	48,229,275
170,100	Liberty Live Holdings Inc Class C(a)	14,145,516
27,800	Live Nation Entertainment Inc(a)	3,961,500
56,600	On Holding AG Class A(a)	2,630,768
260,893	Planet Fitness Inc Class A(a)	28,299,064
72,600	Pool Corp	16,607,250
90,100	RB Global Inc	9,268,587
104,800	Ross Stores Inc	18,878,672
331,100	Sportradar Group AG Class A(a)	7,870,247
80,500	Texas Roadhouse Inc	13,363,000
36,613	Ulta Beauty Inc(a)	22,151,231
479,175	Viking Holdings Ltd(a)	34,217,886
29,400	Wingstop Inc	7,011,606
135,000	Wyndham Hotels & Resorts Inc	10,200,600
255,370	Yum! Brands Inc	38,632,373
		435,429,853
Consumer, Non-Cyclical — 25.90%
309,400	Agilent Technologies Inc	42,100,058
79,400	Alcon AG	6,257,514
68,000	Align Technology Inc(a)	10,618,200
66,255	Alnylam Pharmaceuticals Inc(a)	26,346,301
95,700	Arcellx Inc(a)	6,239,640
65,010	Ascendis Pharma A/S ADR(a)	13,862,732
1,213,200	Avantor Inc(a)	13,903,272
107,200	Avery Dennison Corp	19,497,536
39,100	Biogen Inc(a)	6,881,209
81,900	BioNTech SE ADR(a)(b)	7,796,880
210,700	Booz Allen Hamilton Holding Corp	17,774,652
127,674	Bruker Corp	6,014,722
214,396	Caris Life Sciences Inc(a)(b)	5,784,404
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
86,700	Cencora Inc	$ 29,282,925
341,800	Cooper Cos Inc(a)	28,013,928
40,136	Corpay Inc(a)	12,078,127
79,238	CRISPR Therapeutics AG(a)(b)	4,155,241
159,900	Cytokinetics Inc(a)	10,160,046
629,600	Elanco Animal Health Inc(a)	14,247,848
100,200	Encompass Health Corp	10,635,228
41,800	Equifax Inc	9,069,764
229,600	Hologic Inc(a)	17,102,904
323,548	Ionis Pharmaceuticals Inc(a)	25,595,882
31,800	Masimo Corp(a)(b)	4,135,908
230,600	McCormick & Co Inc	15,706,166
59,400	Molina Healthcare Inc(a)	10,308,276
18,126	Natera Inc(a)	4,152,485
17,845	Nuvalent Inc Class A(a)	1,795,029
140,506	Paylocity Holding Corp(a)	21,427,165
25,600	Quanta Services Inc	10,804,736
222,683	QuidelOrtho Corp(a)	6,359,826
74,000	Revolution Medicines Inc(a)	5,894,100
177,700	Service Corp International	13,855,269
165,153	Teleflex Inc	20,155,272
282,000	Toast Inc Class A(a)	10,013,820
255,669	TransUnion	21,923,617
160,418	UL Solutions Inc Class A	12,650,564
151,863	Vaxcyte Inc(a)	7,006,959
40,898	West Pharmaceutical Services Inc	11,252,676
		520,860,881
Energy — 4.04%
102,800	Cheniere Energy Inc	19,983,292
18,300	DT Midstream Inc	2,190,144
356,800	EQT Corp	19,124,480
102,500	Expand Energy Corp	11,311,900
644,963	TechnipFMC PLC	28,739,552
		81,349,368
Financial — 5.96%
136,100	Assurant Inc	32,779,685
69,500	Cboe Global Markets Inc	17,444,500
130,158	CoStar Group Inc(a)	8,751,824
6,000	Markel Group Inc(a)	12,897,900
130,650	Raymond James Financial Inc	20,981,083
150,660	Ryan Specialty Holdings Inc	7,778,576
118,719	TPG Inc	7,579,021
109,400	Tradeweb Markets Inc Class A	11,764,876
		119,977,465
Industrial — 14.78%
154,700	Amphenol Corp Class A	20,906,158
236,707	Ball Corp	12,538,370
72,700	BWX Technologies Inc	12,565,468
200,540	Esab Corp	22,404,329
116,745	Fortive Corp	6,445,491

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Industrial — (continued)
265,400	Ingersoll Rand Inc	$ 21,024,988
70,579	ITT Inc	12,246,162
119,600	Keysight Technologies Inc(a)	24,301,524
34,668	Martin Marietta Materials Inc	21,586,377
26,400	Mettler-Toledo International Inc(a)	36,806,616
141,400	Old Dominion Freight Line Inc	22,171,520
107,083	Ralliant Corp	5,451,595
385,851	StandardAero Inc(a)	11,066,207
271,046	Textron Inc	23,627,080
21,800	TopBuild Corp(a)	9,094,742
197,700	Veralto Corp	19,726,506
112,700	XPO Inc(a)	15,317,057
		297,280,190
Technology — 19.90%
71,819	Atlassian Corp Class A(a)	11,644,733
25,700	Broadridge Financial Solutions Inc	5,735,469
33,716	Bullish(a)(b)	1,276,825
2,346,167	CCC Intelligent Solutions Holdings Inc(a)	18,652,028
30,600	Duolingo Inc(a)	5,370,300
15,600	HubSpot Inc(a)	6,260,280
512,190	Lattice Semiconductor Corp(a)	37,686,940
131,000	MACOM Technology Solutions Holdings Inc(a)	22,437,680
94,900	Manhattan Associates Inc(a)	16,447,119
250,744	McGraw Hill Inc(a)	4,137,276
377,200	Microchip Technology Inc	24,035,184
48,700	Monday.com Ltd(a)	7,186,172
21,900	MongoDB Inc(a)	9,191,211
27,290	Monolithic Power Systems Inc	24,734,564
53,100	MSCI Inc	30,465,063
109,706	Netskope Inc Class A(a)(b)	1,924,243
61,500	NXP Semiconductors NV	13,349,190
219,468	Onestream Inc(a)	4,033,822
233,964	PTC Inc(a)	40,758,868
188,000	Pure Storage Inc Class A(a)	12,597,880
71,900	Tyler Technologies Inc(a)	32,639,005
Shares		Fair Value
Technology — (continued)
176,452	Unity Software Inc(a)	$ 7,793,885
134,856	Veeva Systems Inc Class A(a)	30,103,905
178,500	Zoom Communications Inc(a)	15,402,765
73,000	Zscaler Inc(a)	16,419,160
		400,283,567
TOTAL COMMON STOCK — 96.25% (Cost $1,711,502,811)		$1,936,000,696
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.04%
47,688	Sila Nanotechnologies Inc Series F 0.00%(c)(d)	868,876
Technology — 0.06%
5,763	Databricks Inc Series G 0.00%(c)(d)	1,094,970
TOTAL CONVERTIBLE PREFERRED STOCK — 0.10% (Cost $2,308,941)		$1,963,846
GOVERNMENT MONEY MARKET MUTUAL FUNDS
11,830,259	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 3.71%(f)	11,830,259
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.59% (Cost $11,830,259)		$11,830,259
TOTAL INVESTMENTS — 96.94% (Cost $1,725,642,011)		$1,949,794,801
OTHER ASSETS & LIABILITIES, NET — 3.06%		$61,559,772
TOTAL NET ASSETS — 100.00%		$2,011,354,573

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2025.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of December 31, 2025.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2025
As of December 31, 2025, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Preferred Stock
Databricks Inc Series G 0.00%(c)	02/01/2021	$340,724	$1,094,970	0.06%
Sila Nanotechnologies Inc Series F 0.00%(c)	01/07/2021	1,968,217	868,876	0.04
		$2,308,941	$1,963,846	0.10%
(c)	Security is fair valued using significant unobservable inputs.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund	Empower T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,148,020,132	$1,512,791,626	$1,949,794,801
Cash	19,694,341	3,999,287	73,248,208
Cash pledged on futures contracts	1,103,732	1,143,695	-
Dividends receivable	1,298,059	1,323,028	340,201
Subscriptions receivable	1,650,627	1,299,611	2,820,052
Receivable for investments sold	-	3,363,354	1,806,798
Total Assets	1,171,766,891	1,523,920,601	2,028,010,060
LIABILITIES:
Payable for director fees	10,189	10,189	10,189
Payable for distribution fees	-	9,096	-
Payable for investments purchased	-	3,200,500	-
Payable for other accrued fees	56,109	76,308	80,397
Payable for shareholder services fees	34,425	425,778	305,292
Payable to investment adviser	715,557	224,121	1,205,919
Payable upon return of securities loaned	11,619,143	24,588,971	11,830,259
Redemptions payable	203,439	2,678,651	3,223,431
Variation margin on futures contracts	180,480	143,653	-
Total Liabilities	12,819,342	31,357,267	16,655,487
NET ASSETS	$1,158,947,549	$1,492,563,334	$2,011,354,573
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$13,325,304	$8,779,177	$24,238,430
Paid-in capital in excess of par	1,094,973,266	1,263,379,288	1,747,330,093
Undistributed/accumulated earnings	50,648,979	220,404,869	239,786,050
NET ASSETS	$1,158,947,549	$1,492,563,334	$2,011,354,573
NET ASSETS BY CLASS
Investor Class	$108,618,497	$1,295,025,164	$958,840,248
Class L	N/A	$42,051,199	N/A
Institutional Class	$1,050,329,052	$155,486,971	$1,052,514,325
CAPITAL STOCK:
Authorized
Investor Class	320,000,000	250,000,000	125,000,000
Class L	N/A	60,000,000	N/A
Institutional Class	580,000,000	200,000,000	890,000,000
Issued and Outstanding
Investor Class	7,720,656	61,455,440	25,138,833
Class L	N/A	5,038,521	N/A
Institutional Class	125,532,383	21,297,809	217,245,465
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.07	$21.07	$38.14
Class L	N/A	$8.35	N/A
Institutional Class	$8.37	$7.30	$4.84
(a) Cost of investments	$1,109,294,092	$1,295,434,345	$1,725,642,011
(b) Including fair value of securities on loan	$10,778,837	$23,897,826	$11,362,778
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
	Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund	Empower T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Income from securities lending (net of fees)	$8,789	$42,739	$103,334
Dividends	19,133,670	22,771,768	11,285,163
Foreign withholding tax	(5,318)	(12,420)	(61,196)
Total Income	19,137,141	22,802,087	11,327,301
EXPENSES:
Management fees	6,437,572	2,391,286	12,406,483
Shareholder services fees – Investor Class	370,467	4,052,180	3,180,863
Shareholder services fees – Class L	-	154,644	-
Audit and tax fees	33,190	34,301	34,552
Custodian fees	41,555	21,718	52,422
Directors fees	48,899	47,001	24,559
Distribution fees – Class L	-	110,439	-
Legal fees	10,016	9,627	32,068
Pricing fees	280	857	255
Registration fees	56,876	116,840	65,863
Shareholder report fees	9,309	82,425	119,247
Transfer agent fees	10,691	20,145	18,169
Other fees	46,856	36,979	46,642
Total Expenses	7,065,711	7,078,442	15,981,123
Less amount waived by investment adviser	25,326	11,007	64,943
Net Expenses	7,040,385	7,067,435	15,916,180
NET INVESTMENT INCOME (LOSS)	12,096,756	15,734,652	(4,588,879)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	61,164,276	91,343,265	134,073,256
Net realized gain on futures contracts	461,287	679,643	-
Net Realized Gain	61,625,563	92,022,908	134,073,256
Net change in unrealized appreciation (depreciation) on investments	14,521,437	(12,964,729)	(57,853,183)
Net change in unrealized appreciation (depreciation) on futures contracts	(214,664)	1,061,509	-
Net Change in Unrealized Appreciation (Depreciation)	14,306,773	(11,903,220)	(57,853,183)
Net Realized and Unrealized Gain	75,932,336	80,119,688	76,220,073
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,029,092	$95,854,340	$71,631,194
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Mid Cap Value Fund	2025	2024
OPERATIONS:
Net investment income	$12,096,756	$7,777,213
Net realized gain	61,625,563	117,338,144
Net change in unrealized appreciation (depreciation)	14,306,773	(29,210,387)
Net Increase in Net Assets Resulting from Operations	88,029,092	95,904,970
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,303,659)	(9,147,794)
Institutional Class	(81,436,885)	(85,501,127)
From Net Investment Income and Net Realized Gains	(87,740,544)	(94,648,921)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	18,268,905	13,567,634
Institutional Class	433,070,769	125,836,264
Shares issued in reinvestment of distributions
Investor Class	6,303,659	9,147,794
Institutional Class	81,436,885	85,501,127
Shares issued in connection with fund reorganization
Investor Class	N/A	72,964,681
Institutional Class	N/A	40,791,549
Shares redeemed
Investor Class	(28,476,617)	(19,563,517)
Institutional Class	(120,897,690)	(174,633,806)
Net Increase in Net Assets Resulting from Capital Share Transactions	389,705,911	153,611,726
Total Increase in Net Assets	389,994,459	154,867,775
NET ASSETS:
Beginning of year	768,953,090	614,085,315
End of year	$1,158,947,549	$768,953,090
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,318,592	953,611
Institutional Class	51,376,430	13,930,289
Shares issued in reinvestment of distributions
Investor Class	443,655	659,006
Institutional Class	9,556,775	10,163,339
Shares issued in connection with fund reorganization
Investor Class	N/A	4,890,812
Institutional Class	N/A	4,284,257
Shares redeemed
Investor Class	(2,050,251)	(1,372,165)
Institutional Class	(14,275,502)	(19,354,619)
Net Increase	46,369,699	14,154,530
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower S&P Mid Cap 400® Index Fund	2025	2024
OPERATIONS:
Net investment income	$15,734,652	$17,268,540
Net realized gain	92,022,908	61,218,139
Net change in unrealized appreciation (depreciation)	(11,903,220)	97,330,068
Net Increase in Net Assets Resulting from Operations	95,854,340	175,816,747
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(81,125,230)	(31,870,417)
Class L	(6,040,830)	(3,120,187)
Institutional Class	(28,046,955)	(43,925,946)
From Net Investment Income and Net Realized Gains	(115,213,015)	(78,916,550)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	378,604,309	573,608,488
Class L	9,420,163	9,791,311
Institutional Class	48,839,062	102,137,866
Shares issued in reinvestment of distributions
Investor Class	81,125,230	31,870,417
Class L	6,040,830	3,120,187
Institutional Class	28,046,955	43,925,946
Shares redeemed
Investor Class	(250,722,515)	(233,283,225)
Class L	(15,642,410)	(15,781,011)
Institutional Class	(441,511,650)	(111,739,452)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(155,800,026)	403,650,527
Total Increase (Decrease) in Net Assets	(175,158,701)	500,550,724
NET ASSETS:
Beginning of year	1,667,722,035	1,167,171,311
End of year	$1,492,563,334	$1,667,722,035
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	18,086,484	27,891,339
Class L	1,043,677	1,060,181
Institutional Class	6,026,940	12,063,689
Shares issued in reinvestment of distributions
Investor Class	3,779,634	1,526,442
Class L	706,602	342,963
Institutional Class	3,711,334	5,322,035
Shares redeemed
Investor Class	(11,895,629)	(11,272,284)
Class L	(1,706,873)	(1,690,387)
Institutional Class	(54,273,890)	(13,129,320)
Net Increase (Decrease)	(34,521,721)	22,114,658
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower T. Rowe Price Mid Cap Growth Fund	2025	2024
OPERATIONS:
Net investment loss	$(4,588,879)	$(3,825,999)
Net realized gain	134,073,256	232,531,398
Net change in unrealized depreciation	(57,853,183)	(67,383,533)
Net Increase in Net Assets Resulting from Operations	71,631,194	161,321,866
DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains
Investor Class	(15,820,121)	(33,333,361)
Institutional Class	(127,454,006)	(180,584,644)
From Net Realized Gains	(143,274,127)	(213,918,005)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	235,659,274	294,411,273
Institutional Class	511,831,900	167,090,969
Shares issued in reinvestment of distributions
Investor Class	15,820,121	33,333,361
Institutional Class	127,454,006	180,584,644
Shares redeemed
Investor Class	(249,043,549)	(342,064,915)
Institutional Class	(358,997,515)	(289,220,466)
Net Increase in Net Assets Resulting from Capital Share Transactions	282,724,237	44,134,866
Total Increase (Decrease) in Net Assets	211,081,304	(8,461,273)
NET ASSETS:
Beginning of year	1,800,273,269	1,808,734,542
End of year	$2,011,354,573	$1,800,273,269
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,318,405	7,849,262
Institutional Class	98,208,629	26,035,498
Shares issued in reinvestment of distributions
Investor Class	409,823	876,742
Institutional Class	25,488,810	33,235,943
Shares redeemed
Investor Class	(6,619,825)	(9,080,276)
Institutional Class	(68,259,866)	(45,151,380)
Net Increase	55,545,976	13,765,789
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$13.78	0.13	1.01	1.14	(0.62)	(0.23)	(0.85)	$14.07	8.32%
12/31/2024	$12.97	0.13	1.93	2.06	(1.09)	(0.16)	(1.25)	$13.78	15.68%
12/31/2023	$11.31	0.13	1.60	1.73	(0.06)	(0.01)	(0.07)	$12.97	15.15%
12/31/2022	$13.16	0.11	(1.67)	(1.56)	(0.07)	(0.22)	(0.29)	$11.31	(11.76%)
12/31/2021	$12.44	0.13	3.63	3.76	(2.54)	(0.50)	(3.04)	$13.16	30.17%
Institutional Class
12/31/2025	$8.35	0.11	0.62	0.73	(0.48)	(0.23)	(0.71)	$8.37	8.69%
12/31/2024	$8.26	0.11	1.23	1.34	(1.09)	(0.16)	(1.25)	$8.35	16.06%
12/31/2023	$7.34	0.11	1.03	1.14	(0.21)	(0.01)	(0.22)	$8.26	15.53%
12/31/2022	$8.71	0.10	(1.11)	(1.01)	(0.14)	(0.22)	(0.36)	$7.34	(11.53%)
12/31/2021	$9.15	0.13	2.68	2.81	(2.75)	(0.50)	(3.25)	$8.71	30.73%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2025	$108,618	1.07%	1.05%	0.93%	197%
12/31/2024	$110,339	1.19%	1.11%	0.91%	211%
12/31/2023	$37,327	1.24%	1.15%	1.06%	217%
12/31/2022	$81,226	1.20%	1.15%	0.94%	217%
12/31/2021	$106,958	1.20%	1.15%	0.86%	227%
Institutional Class
12/31/2025	$1,050,329	0.69%	0.69%	1.30%	197%
12/31/2024	$658,614	0.78%	0.78%	1.20%	211%
12/31/2023	$576,759	0.81%	0.80%	1.48%	217%
12/31/2022	$480,338	0.80%	0.80%	1.23%	217%
12/31/2021	$632,681	0.80%	0.80%	1.22%	227%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2025	$21.00	0.22	1.25	1.47	(0.31)	(1.09)	(1.40)	$21.07	6.94%
12/31/2024	$19.11	0.23	2.30	2.53	(0.23)	(0.41)	(0.64)	$21.00	13.27%
12/31/2023	$17.30	0.23	2.49	2.72	(0.08)	(0.83)	(0.91)	$19.11	15.76%
12/31/2022	$20.90	0.22	(3.07)	(2.85)	(0.08)	(0.67)	(0.75)	$17.30	(13.55%)
12/31/2021	$17.74	0.18	4.07	4.25	(0.29)	(0.80)	(1.09)	$20.90	24.01%
Class L
12/31/2025	$9.09	0.07	0.55	0.62	(0.27)	(1.09)	(1.36)	$8.35	6.69%
12/31/2024	$8.63	0.07	1.04	1.11	(0.24)	(0.41)	(0.65)	$9.09	12.97%
12/31/2023	$8.33	0.09	1.20	1.29	(0.16)	(0.83)	(0.99)	$8.63	15.48%
12/31/2022	$10.63	0.10	(1.58)	(1.48)	(0.15)	(0.67)	(0.82)	$8.33	(13.74%)
12/31/2021	$9.48	0.07	2.17	2.24	(0.29)	(0.80)	(1.09)	$10.63	23.71%
Institutional Class
12/31/2025	$8.22	0.11	0.51	0.62	(0.45)	(1.09)	(1.54)	$7.30	7.35%
12/31/2024	$7.87	0.12	0.94	1.06	(0.30)	(0.41)	(0.71)	$8.22	13.62%
12/31/2023	$7.70	0.13	1.11	1.24	(0.24)	(0.83)	(1.07)	$7.87	16.18%
12/31/2022	$9.89	0.13	(1.46)	(1.33)	(0.19)	(0.67)	(0.86)	$7.70	(13.18%)
12/31/2021	$8.92	0.12	2.05	2.17	(0.40)	(0.80)	(1.20)	$9.89	24.45%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2025	$1,295,025	0.54%	0.54%	1.03%	18%
12/31/2024	$1,081,189	0.54%	0.54%	1.08%	17%
12/31/2023	$637,220	0.55%	0.55%	1.25%	24%
12/31/2022	$779,826	0.55%	0.55%	1.22%	27%
12/31/2021	$615,786	0.56%	0.55%	0.88%	25%
Class L
12/31/2025	$42,051	0.82%	0.80%	0.77%	18%
12/31/2024	$45,390	0.82%	0.80%	0.81%	17%
12/31/2023	$45,572	0.84%	0.80%	1.00%	24%
12/31/2022	$44,374	0.87%	0.80%	1.11%	27%
12/31/2021	$630	1.54%	0.80%	0.60%	25%
Institutional Class
12/31/2025	$155,487	0.19%	0.19%	1.37%	18%
12/31/2024	$541,143	0.18%	0.18%	1.43%	17%
12/31/2023	$484,380	0.18%	0.18%	1.62%	24%
12/31/2022	$451,581	0.19%	0.19%	1.55%	27%
12/31/2021	$516,781	0.19%	0.19%	1.20%	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$37.65	(0.16)	1.29	1.13	—	(0.64)	(0.64)	$38.14	2.99%
12/31/2024	$35.78	(0.14)	3.39	3.25	—	(1.38)	(1.38)	$37.65	9.05%
12/31/2023	$30.63	(0.09)	6.19	6.10	—	(0.95)	(0.95)	$35.78	19.92%
12/31/2022	$40.74	(0.13)	(9.16)	(9.29)	(0.01)	(0.81)	(0.82)	$30.63	(22.79%)
12/31/2021	$37.22	(0.23)	5.75	5.52	(0.07)	(1.93)	(2.00)	$40.74	14.83%
Institutional Class
12/31/2025	$5.30	(0.00) (d)	0.18	0.18	—	(0.64)	(0.64)	$4.84	3.31%
12/31/2024	$6.10	(0.00) (d)	0.58	0.58	—	(1.38)	(1.38)	$5.30	9.29%
12/31/2023	$5.88	0.01 (e)	1.18	1.19	(0.02)	(0.95)	(0.97)	$6.10	20.35%
12/31/2022	$8.64	(0.00) (d)	(1.95)	(1.95)	(0.00) (d)	(0.81)	(0.81)	$5.88	(22.46%)
12/31/2021	$9.25	(0.02)	1.43	1.41	(0.09)	(1.93)	(2.02)	$8.64	15.26%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
12/31/2025	$958,840	1.03%	1.02%	(0.43%)	50%
12/31/2024	$942,296	1.03%	1.02%	(0.38%)	32%
12/31/2023	$908,374	1.02%	1.02%	(0.28%)	34%
12/31/2022	$769,183	1.03%	1.02%	(0.39%)	39%
12/31/2021	$868,785	1.02%	1.02%	(0.57%)	21%
Institutional Class
12/31/2025	$1,052,514	0.66%	0.66%	(0.07%)	50%
12/31/2024	$857,977	0.66%	0.66%	(0.02%)	32%
12/31/2023	$900,361	0.66%	0.66%	0.08%	34%
12/31/2022	$784,969	0.67%	0.67%	(0.05%)	39%
12/31/2021	$1,139,527	0.67%	0.67%	(0.22%)	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Mid Cap Value Fund - seeks long-term growth of capital
Empower S&P Mid Cap 400® Index Fund - seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the Standard & Poor’s ("S&P") MidCap 400® Index
Empower T. Rowe Price Mid Cap Growth Fund - seeks long-term capital appreciation
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except Empower S&P Mid Cap 400® Index Fund.  Empower S&P Mid Cap 400® Index Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as

Annual Report - December 31, 2025

of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Annual Report - December 31, 2025

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2025, all the investments in the Funds, except the Empower T. Rowe Price Mid Cap Growth Fund, are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. The inputs used to value the Empower T. Rowe Price Mid Cap Growth Fund investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower T. Rowe Price Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,936,000,696	$—	$—	$1,936,000,696
Convertible Preferred Stock	—	—	1,963,846	1,963,846
Government Money Market Mutual Funds	11,830,259	—	—	11,830,259
Total Assets	$1,947,830,955	$—	$1,963,846	$1,949,794,801
Restricted Securities
A Fund may invest in restricted securities. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board reflecting fair value.  Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments. As of December 31, 2025, the Empower T. Rowe Price Mid Cap Growth Fund invested in restricted securities.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:
Empower Mid Cap Value Fund
	2025	2024
Ordinary income	$59,960,282	$82,737,140
Long-term capital gain	27,780,262	11,911,781
	$87,740,544	$94,648,921

Annual Report - December 31, 2025

Empower S&P Mid Cap 400® Index Fund
	2025	2024
Ordinary income	$27,377,220	$31,327,550
Long-term capital gain	87,835,795	47,589,000
	$115,213,015	$78,916,550
Empower T. Rowe Price Mid Cap Growth Fund
	2025	2024
Long-term capital gain	143,274,127	213,918,005
	$143,274,127	$213,918,005
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Funds have reclassified the below amounts between Undistributed/accumulated earnings to Paid-in Capital for December 31, 2025. Net assets of each Fund were unaffected by the reclassifications.
	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Empower Mid Cap Value Fund	$1,351,651	$47,863,526	$(49,215,177)
Empower S&P Mid Cap 400® Index Fund	—	11,642,566	(11,642,566)
Empower T. Rowe Price Mid Cap Growth Fund	(4,027,033)	4,139,503	(112,470)
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Empower Mid Cap Value Fund
Undistributed net investment income	$8,449,049
Undistributed long-term capital gains	6,151,803
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	36,048,127
Tax composition of capital	$50,648,979
Empower S&P Mid Cap 400® Index Fund
Undistributed net investment income	$1,094,548
Undistributed long-term capital gains	8,046,153
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	211,264,168
Tax composition of capital	$220,404,869

Annual Report - December 31, 2025

Empower T. Rowe Price Mid Cap Growth Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	27,212,083
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	212,573,967
Tax composition of capital	$239,786,050
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Mid Cap Value Fund	$1,111,694,691	$93,910,436	$(57,862,309)	$36,048,127
Empower S&P Mid Cap 400® Index Fund	1,301,317,635	325,564,097	(114,299,929)	211,264,168
Empower T. Rowe Price Mid Cap Growth Fund	1,737,220,834	339,796,641	(127,222,674)	212,573,967
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Fund's financial statements.
Application of Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Funds’ adoption of ASU 2023-09 did not have a material impact on the financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that a Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report - December 31, 2025

Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Mid Cap Value Fund
Futures Contracts:
Average long contracts	26
Average notional long	$8,340,538
Empower S&P Mid Cap 400® Index Fund
Futures Contracts:
Average long contracts	65
Average notional long	$20,440,833
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2025 is as follows:
Empower Mid Cap Value Fund
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(277,314)(a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower S&P Mid Cap 400® Index Fund
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(209,823)(a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2025

The effect of derivative investments for the year ended December 31, 2025 is as follows:
Empower Mid Cap Value Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$461,287	Net change in unrealized depreciation on futures contracts	$(214,664)
Empower S&P Mid Cap 400® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$679,643	Net change in unrealized appreciation on futures contracts	$1,061,509
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Mid Cap Value Fund	0.67%
Empower S&P Mid Cap 400® Index Fund	0.18% up to $1 billion dollars
0.13% over $1 billion dollars
0.08% over $2 billion dollars
Empower T. Rowe Price Mid Cap Growth Fund	0.65%
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2026 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Mid Cap Value Fund	0.70%
Empower S&P Mid Cap 400® Index Fund	0.20%
Empower T. Rowe Price Mid Cap Growth Fund	0.67%
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2025, the amounts subject to recoupment, if any, were as follows:

Annual Report - December 31, 2025

Empower Mid Cap Value Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$83,119	$64,550	$25,326	$0
Empower S&P Mid Cap 400® Index Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$15,559	$11,169	$11,007	$0
Empower T. Rowe Price Mid Cap Growth Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$1,157	$49,385	$64,943	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and ECM is responsible for compensating the sub-advisers below for their services:
Empower Mid Cap Value Fund - Goldman Sachs Asset Management, L.P.
Empower S&P Mid Cap 400® Index Fund - Keyridge Asset Management Limited ("Keyridge"), formerly known as Irish Life Investment Managers Limited, an affiliate of ECM and Empower of America, receives monthly compensation for its services at the annual rate of 0.015% of the Fund's net assets.
Empower T. Rowe Price Mid Cap Growth Fund - T. Rowe Price Investment Management, Inc.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower S&P Mid Cap 400® Index Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Empower S&P Mid Cap 400® Index Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,699,000 for the fiscal year ended December 31, 2025.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Mid Cap Value Fund	$2,179,124,882	$1,879,361,313
Empower S&P Mid Cap 400® Index Fund	263,651,001	500,452,513
Empower T. Rowe Price Mid Cap Growth Fund	1,027,616,192	918,798,711
For the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report - December 31, 2025

5.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. As of December 31, 2025, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Mid Cap Value Fund	$10,778,837	$11,619,143
Empower S&P Mid Cap 400® Index Fund	23,897,826	24,588,971
Empower T. Rowe Price Mid Cap Growth Fund	11,362,778	11,830,259

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2025.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Mid Cap Value Fund	Total(a)
Common Stocks	$11,619,143
Total secured borrowings	$11,619,143
Empower S&P Mid Cap 400® Index Fund	Total(a)
Common Stocks	$16,257,568
U.S. Treasury Bonds and Notes	8,331,403
Total secured borrowings	$24,588,971
Empower T. Rowe Price Mid Cap Growth Fund	Total(a)
Common Stocks	$11,830,259
Total secured borrowings	$11,830,259
(a)The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
6.  FUND REORGANIZATION
On October 25, 2024, the Empower Mid Cap Value Fund ("Acquiring Fund") acquired all the net assets of the Empower Ariel Mid Cap Value Fund ("Target Fund") pursuant to an agreement and plan of reorganization ("Reorganization") approved by the Board. ECM proposed the Reorganization in order to address the underperformance of the Target Fund and, secondarily, as part of a continuing effort to reduce redundancy in its fund offerings by consolidating two mid cap value offerings into a single offering, the Acquiring Fund. The Reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the Reorganization.  The merger was accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.

Annual Report - December 31, 2025

Prior to the closing of the Reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund's shareholders for federal income tax purposes.
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of the Reorganization were as follows:
Cost of investments	$ 116,761,478
Investments in securities, fair value	115,409,827
Net unrealized depreciation	(1,351,651)
For financial reporting purposes, assets received and shares issued by the Target Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization
Institutional Class	3,809,674	$ 40,791,549	$ 10.71
Investor Class	8,027,345	72,964,681	9.09

Acquiring Fund - Prior to the Reorganization
Institutional Class	64,074,448	$ 610,073,054	$ 9.52
Investor Class	2,729,842	40,725,585	14.92

Acquiring Fund - After the Reorganization
Institutional Class	68,358,683	$ 650,864,603	$ 9.52
Investor Class	7,620,676	113,690,266	14.92
Pro Forma Results of Operations
Assuming the Reorganization had been completed on January 1, 2024, the beginning of the Acquiring Fund's current fiscal year, the pro forma results of operations for the year ended December 31, 2024, would have been as follows:
Net investment income	$ 8,502,841
Net realized and unrealized gain	94,496,614
Net increase in net assets resulting from operations	$ 102,999,455
Because the combined investment portfolios have been managed as a single integrated fund since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund's Statement of Operations for the Acquiring Fund since the Reorganization was consummated.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2025

8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Empower Mid Cap Value Fund, Empower S&P Mid Cap 400® Index Fund, and Empower T. Rowe Price Mid Cap Growth Fund (the “Funds”), three of the funds comprising Empower Funds, Inc., as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2026
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.  Of the ordinary income distributions declared for the year ended December 31, 2025, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Mid Cap Value Fund	24%
Empower S&P Mid Cap 400® Index Fund	71%
Empower T. Rowe Price Mid Cap Growth Fund	0%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2026